Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies [Abstract]
Rental expenses under operating leases	$ 177	$ 175	$ 160
Future minimum rental payments under operating leases due within 2 years
Year ending March 31, 2016	60
Year ending March 31, 2017	9
Total minimum lease payments	69
Future minimum rental income
Year ending March 31, 2016	219
Total minimum future rental income	219
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 30